Risks and Concentration	12 Months Ended
Dec. 31, 2021
Risks and Uncertainties [Abstract]
Risks and Concentration
4 .	Risks and Concentration
(a) PRC regulations
(1) VIEs
It is possible that the Group’s operation of certain of its operations and businesses through VIEs could be found by PRC authorities to be in violation of PRC law and regulations prohibiting or restricting foreign ownership of companies that engage in such operations and businesses. If a finding were made by PRC authorities that the Group’s operation of certain of its operations and businesses through VIEs is prohibited, regulatory authorities with jurisdiction over the licensing and operation of such operations and businesses would have broad discretion in dealing with such a violation, including levying fines, confiscating the Group’s income, revoking the business or operating licenses of the affected businesses, requiring the Group to restructure its ownership structure or operations, or requiring the Group to discontinue all or any portion of its operations. Any of these actions could cause significant disruption to the Group’s business operations, and have a severe adverse impact on the Group’s cash flows, financial position, and operating performance.
In addition, it is possible that the contracts among the Group, the consolidated VIEs and the shareholders of such VIEs would not be enforceable in China if PRC government authorities or courts were to find that such contracts contravene PRC law and regulations or are otherwise not enforceable for public policy reasons. As of the date of this report, the validity and enforceability of the contracts among the Group, the consolidated VIEs and the shareholders of such VIEs, and, to the knowledge of the Group, of any similar contracts entered into by other
PRC-based
companies, have never been considered or determined by a PRC court. In the event that the Group was unable to enforce these contractual arrangements, the Group would not be able to exert effective control over the affected VIEs. Consequently, such VIEs’ results of operations, assets and liabilities would not be included in the Group’s consolidated financial statements. If such were the case, the Group’s cash flows, financial position and operating performance would be severely adversely affected. The Group’s contractual arrangements with respect to its consolidated VIEs are in place.
The Group’s operations and businesses rely on the operations and businesses of its VIEs, which hold certain assets that are important to the operation of the Group’s business. The VIEs’ assets comprise both recognized and unrecognized revenue-producing assets. The recognized revenue-producing assets include leasehold improvements, computers and network equipment and purchased intangible assets which are recognized in the Group’s consolidated balance sheet. The unrecognized revenue-producing assets mainly consist of patents, trademarks and assembled workforce which are not recorded in the financial statements of VIEs as they did not meet the recognition criteria set in ASC
350-30-25.
The Group’s operations and businesses may be adversely impacted if the Group loses the ability to use and benefit from assets held by these VIEs.
(2) Inability to fully comply with Audio-visual Program Provisions
Pursuant to the Administrative Provisions on Internet Audio-visual Program Service, or the Audio-visual Program Provisions, which was issued by the State Administration of Radio, Film and Television (the predecessor of GAPPRFT), or SARFT, and MIIT on December 20, 2007 and came into effect on January 31, 2008 and was amended on August 28, 2015, online transmission of audio and video programs requires an Internet audio-visual program transmission license and online audio-visual service providers must be either wholly state-owned or state-controlled. In a press conference jointly held by SARFT and MIIT to answer questions with respect to the Audio-visual Program Provisions in February 2008, SARFT and MIIT clarified that online audio-visual service providers that had already been operating lawfully prior to the issuance of the Audiovisual Program Provisions may re-register
and continue to operate without becoming state-owned or controlled, provided that such providers have not engaged in any unlawful activities. This exemption will not be granted to online audio/video service providers established after the Audio-visual Program Provisions was issued.
Although the Group has been taking measures to ensure compliance, the Group may not be able to fully comply with Audio-visual Program Provisions. As a result, the Group may face, according to Audio-visual Program Provisions, administrative sanctions including receiving a warning and be ordered to pay a fine of not more than RMB30,000. In the case of severe contravention, the Group may be ordered to cease transmission of audio and video programs, be subject to a penalty equal to one to two times our total investment in the affected business and the devices the Group used for such operation may be confiscated. Furthermore, according to the Audio-visual Program Provisions, the telecommunications administrative authorities may, based on written opinions of GAPPRFT, and in accordance with the relevant laws and regulations on supervision of telecommunications and Internet, close the Group’s mobile platform, revoke the license for the provision of Internet information services, or the ICP license, and order the relevant network operation entity which provides the Group signal access services to stop such provision of services.
The Group believes that the risks of material loss related to inability to fully comply with Audio-visual Program Provisions and fines or penalties are remote.
(b) Foreign exchange risk
The Group’s sales, purchase and expense transactions are generally denominated in RMB and a significant portion of the Group’s liabilities are denominated in RMB. RMB is not freely convertible into foreign currencies.
In the PRC, foreign exchange transactions are required by law to be transacted only by authorized financial institutions at exchange rates set by the People’s Bank of China. In addition, the Group’s cash denominated in US$ subject the Group to risks associated with changes in the exchange rate of RMB against US$ and may affect the Group’s results of operations going forward.
(c) Credit and Concentration risk
The Group’s credit risk arises from cash and cash equivalents, short-term investments, prepayments and other current assets, and accounts receivable. The carrying amounts of these financial instruments represent the maximum amount of loss due to credit risk.
The Group expects that there is no significant credit risk associated with the cash and cash equivalents and short-term investments which are held by reputable financial institutions in the jurisdictions where the Company, its subsidiaries and the Affiliated Entities are located. The Group believes that it is not exposed to unusual risks as these financial institutions have high credit quality.
The Group has no significant concentrations of credit risk with respect to its prepayments.
Accounts receivable are typically unsecured and are derived from revenue earned through third party advertising platforms and customers as well as related parties. The risk with respect to accounts receivable is mitigated by credit evaluations performed on them, and the Company maintains an allowance for estimated credit losses.
(i) Concentration of revenues
For the years ended December 31, 2019, no single customer accounted for more than 10% of total net revenues of the Group.
For the years ended December 31, 2020 and 2021, Customer A contributed 11% and 18% of total net revenue of the Group, respectively.
(ii) Concentration of accounts receivable
The Group has not experienced any significant recoverability issue with respect to its accounts receivable. The Group conducts credit evaluations on its platforms and customers and generally does not require collateral or other security from such platforms and customers. The Group periodically evaluates the creditworthiness of the existing platforms in determining an allowance for doubtful accounts primarily based upon the age of the receivables and factors surrounding the credit risk of specific customers.
The following table summarized customers with greater than 10% of the accounts receivables, including accounts receivable from related parties:

	As of
	December 31, 2020	December 31, 2021
Customer A — advertising platform	13%	*
Customer B — advertising and marketing customer	*	11%
Customer C — advertising and marketing customer (related party – Note 21)	23%	14%
Customer D — advertising and marketing customer	*	22%

*	Less than 10%